PROPERTY AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	March 31, 2026	September 30, 2025
	(Unaudited)
Office furniture	$11,238	$6,790
Electronic equipment	74,068	27,012
Sub-total	85,306	33,802
Less: Accumulated depreciation	(41,026)	(31,284)
Total property and equipment, net	$44,280	$2,518